Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012
Current assets:
Cash and equivalents	$ 71,766	$ 51,026	$ 36,868
Trade receivables, less allowances of $19,978, $19,028 and $14,754, respectively	269,892	285,151	305,036
Other receivables, net	66,602	65,109	67,334
Inventories	234,783	220,041	225,966
Prepaid expenses	47,170	40,814	45,927
Other current assets	17,463	18,335	32,988
Total current assets	707,676	680,476	714,119
Property, plant and equipment, net	392,884	395,299	385,813
Investments and other assets, net	88,989	81,528	104,120
Trademarks	426,085	426,085	449,085
Goodwill	18,095	18,095	175,200
Other intangible assets, net	89,254	96,279	98,633
Total assets	1,722,983	1,697,762	1,926,970
Current liabilities:
Current portion of long-term debt and capital lease obligations	2,191	65,008	40,903
Accounts payable	283,641	274,624	288,352
Accrued liabilities	148,346	140,700	124,107
Total current liabilities	434,178	480,332	453,362
Long-term debt and capital lease obligations, net of current portion	620,012	540,517	546,213
Accrued pension and other employee benefits	82,295	75,144	73,966
Deferred gain - sale of shipping fleet	9,823	20,204	23,083
Deferred tax liabilities	111,942	111,628	32,254
Other liabilities	70,424	99,535	83,359
Total liabilities	1,328,674	1,327,360	1,212,237
Commitments and contingencies	0	0	0
Shareholders' equity:
Common stock, $.01 par value (46,759,590, 46,317,433 and 46,303,732 shares outstanding, respectively)	468	463	463
Capital surplus	838,261	834,560	832,531
Accumulated deficit	(408,433)	(424,096)	(91,467)
Accumulated other comprehensive loss	(35,987)	(40,525)	(26,794)
Total shareholders' equity	394,309	370,402	714,733
Total liabilities and shareholders' equity	$ 1,722,983	$ 1,697,762	$ 1,926,970